Commitments and Contingent Liabilities - Schedule of Off-Balance Sheet Contractual Obligations (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	$ 640,793
Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	17,687
Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	512,241
Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	110,865
2025 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	530,936
2025 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2025 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	506,065
2025 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	23,668
2026 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	20,648
2026 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2026 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	6,176
2026 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	13,269
2027 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	13,845
2027 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2027 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2027 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	12,642
2028 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	14,823
2028 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2028 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2028 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	13,620
2029 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	13,509
2029 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,203
2029 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2029 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	12,306
Thereafter [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	47,032
Thereafter [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	11,672
Thereafter [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
Thereafter [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	$ 35,360